Summary of Movement of Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less: current portion	$ 711,667
Total non-current portion	1,245,416
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Initial recognition as per Second Amended CAA	2,135,000
Ending balance	1,957,083
Benefit	(177,917)
Less: current portion	(711,667)
Total non-current portion	1,245,416
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance		1,393,131
Initial recognition as per Second Amended CAA	1,091,772
Ending balance	1,091,772
Benefit		(1,393,131)
Less: current portion	(433,968)
Total non-current portion	657,804
ASC460 and ASC326 Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance		1,393,131
Initial recognition as per Second Amended CAA	3,226,772
Ending balance	3,048,855
Benefit	(177,917)	(1,393,131)
Less: current portion	(1,145,635)
Total non-current portion	$ 1,903,220